WILMINGTON FUNDS

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

February 5, 2021

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-05514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated January 28, 2021 to the Prospectus dated August 31, 2020, relating to the Wilmington Large-Cap Strategy Fund, Wilmington International Fund, Wilmington Global Alpha Equities Fund, Wilmington Real Asset Fund, Wilmington Diversified Income Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Short-Term Bond Fund, Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund, each, a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 28, 2021 (Accession Number: 0001193125-21-019341).

Please address any comments or questions to the attention of the undersigned at (212) 635-6174.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

John McDonnell, Wilmington Trust Investment Advisors, Inc.